Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	001-40287
Entity Registrant Name	IKENA ONCOLOGY, INC.
Entity Central Index Key	0001835579
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1697316
Entity Address, Address Line One	645 Summer Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	273-8343
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IKNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false